Dispositions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations in Consolidated Statements of Operations

Below are amounts attributed to the above dispositions included in discontinued operations in the consolidated statements of operations.

	Year ended December 31,
In millions, except per share amounts	2011	2010	2009
Net sales	$761	$1,222	$1,391

Cost of sales[1,4]	503	945	1,079
Selling, general and administrative expenses[2,4]	158	182	193
Interest expense	16	22	23
Other (income) expense, net[3]	(3)	146	(5)

Income (loss) before income taxes	87	(73)	101

Income tax provision (benefit)	58	7	40

Net income (loss)	$29	$(80)	$61

Net income (loss) per share
Basic	$0.18	$(0.47)	$0.35
Diluted	$0.17	$(0.46)	$0.35

[1]

For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.

[2]

For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.

[3]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.
[4]

For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.

Discontinued Operations in Consolidated Balance Sheet

The following table shows the major categories of assets and liabilities related to the C&OP business that are classified as discontinued operations in the consolidated balance sheet at March 31, 2012 and December 31, 2011:

In millions	March 31, 2012	December 31, 2011
Accounts receivable, net	$95	$257
Inventories	97	70
Other current assets	22	26

Current assets	214	353

Property, plant and equipment, net	87	89
Goodwill	165	164
Other assets	101	100

Non-current assets	353	353

Accounts payable	32	35
Accrued expenses	60	101

Current liabilities	92	136
Other long-term liabilities	47	43

The following table shows the major categories of assets and liabilities that are classified as discontinued operations in the consolidated balance sheet at December 31, 2011 and 2010:

	December 31,
In millions	2011	2010
Accounts receivable, net	$257	$297
Inventories	70	113
Other current assets	26	26

Current assets	353	436

Property, plant and equipment, net	89	120
Goodwill	164	172
Other assets	100	119

Non-current assets	353	411

Accounts payable	35	51
Accrued expenses	101	142
Notes payable and current maturities of long-term debt	0	1

Current liabilities	136	194

Other long-term liabilities	43	47

Discontinued Operations in Consolidated Statements of Operations

The following table shows the major categories for discontinued operations in the consolidated statements of operations for the three months ended March 31, 2012 and 2011:

In millions, except per share amounts	Three months ended March,
	2012	2011
Net sales	$107	$134

Cost of sales	73	101
Selling, general and administrative expenses	36	30
Interest expense	3	4
Other (income) expense, net	(2)	6

Income before income taxes	(3)	(7)

Income tax benefit	2	2

Net loss	$(1)	$(5)

Net income per share
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.02)